Marketable Securities	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Theralink Technologies Inc [Member]
Marketable Securities

NOTE 3 – MARKETABLE SECURITIES

During the fiscal year ended 2017, the Company acquired 1,000,000 shares of common stock of Amarantus BioScience Holdings, Inc. (“AMBS”) with a fair value of $40,980. The AMBS common stock is recorded as marketable securities in the accompanying balance sheets. Its fair value is adjusted every reporting period and the change in fair value is recorded in the statements of operations as unrealized gain or loss on marketable securities. During the nine months ended June 30, 2023 and 2022, the Company recorded $2,900 and $8,600 of unrealized loss on marketable securities, respectively. As of June 30, 2023 and September 30, 2022, the fair value of these shares was $800 and $3,700, respectively.

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

NOTE 4 – MARKETABLE SECURITIES

During the fiscal year ended 2017, the Company acquired 1,000,000 shares of common stock of Amarantus BioScience Holdings, Inc. (“AMBS”) with a fair value of $40,980. The AMBS common stock is recorded as marketable securities in the accompanying balance sheets. Its fair value is adjusted every reporting period and the change in fair value is recorded in the statements of operations as unrealized gain or (loss) on marketable securities. During the years ended September 30, 2022 and 2021, the Company recorded $7,300 and $100 of unrealized loss on marketable securities, respectively. As of September 30, 2022 and 2021, the fair value of these shares was $3,700 and $11,000, respectively.